Related party disclosures (Details) - Schedule of compensation to key management personnel - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Compensation of directors:
Compensation of key management personnel	$ 9,134	$ 13,228
Compensation of directors [Member]
Compensation of directors:
Compensation of key management personnel	1,135	2,322
Compensation of directors [Member] | Directors fees [Member]
Compensation of directors:
Compensation of key management personnel	431	713
Compensation of directors [Member] | Stock-based Compensation [Member]
Compensation of directors:
Compensation of key management personnel	704	1,609
Compensation of key management personnel [Member]
Compensation of directors:
Compensation of key management personnel	7,999	10,906
Compensation of key management personnel [Member] | Stock-based Compensation [Member]
Compensation of directors:
Compensation of key management personnel	2,226	5,637
Compensation of key management personnel [Member] | Salaries and consulting fees [Member]
Compensation of directors:
Compensation of key management personnel	$ 5,773	$ 5,269